Share-Based Payments - Summary of Change in Number of BSA 2 Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period		8,300	625,200
BSA 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	0			0	8,049
Granted during the period	0			0	0
Forfeited during the period	0			0	0
Exercised during the period					8,049
Expired during the period	0			0	0
Balance at end of period	0			0	0